Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings (losses) Per Share
Basic and Diluted Earning Per Share

	2012		2013		2014
	(In millions of Korean Won, except per share data)
Net loss available for common shareholders (A)	~~W~~	(12,224)	~~W~~	(18,588)	~~W~~	(20,907)
Weighted average outstanding shares of common shares (B)		6,948,900		6,948,900		6,948,900

Loss per share Basic and diluted (A/B)	~~W~~	(1,759)	~~W~~	(2,675)	~~W~~	(3,009)